2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

August 1, 2018

Via EDGAR Transmission

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn: Samantha Brutlag

Re:	Quaker Investment Trust
File Nos. 033-38074/811-06260

Ladies and Gentlemen:

On behalf of the Quaker Investment Trust, a Delaware statutory trust (the "Trust"), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 88/86 (the "Amendment") to the Registration Statement on Form N-1A (the "Registration Statement") of the Quaker Investment Trust, a Massachusetts business trust (the "Registrant").  As authorized by the Registrant's Board of Trustees and shareholders and the Trust's sole initial Trustee, the Trust is filing this Amendment for the purpose of:  (i) adopting the Registration Statement of the Registrant, pursuant to Rule 414 under the 1933 Act; and (ii) making certain material changes to the Registration Statement in connection with certain proposals approved by shareholders, which include:  (a) the election of a board of trustees; and (b) the approval of an advisory contract with a new investment adviser, Community Capital Management, Inc.

Prior to the effective date of the Amendment, the Registrant and the Trust intend to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment.

If you have any questions or comments concerning this filing, please call me at (215) 564-8099.

Sincerely, /s/Jonathan M. Kopcsik Jonathan M. Kopcsik